Provisions - Movement in the Present Value of Obligations (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 385
Net defined benefit liability (asset) at end of period	309	€ 385
Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	960	1,086
Translation differences	68	2
Current service cost	19	17
Interest cost	63	57
Actuarial losses and gains	(130)	(154)
Benefits paid	(58)	(45)
Plan curtailments	(3)	(22)
Other movements	(6)	19
Net defined benefit liability (asset) at end of period	913	960
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	223
Net defined benefit liability (asset) at end of period	107	223
Germany | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	322	350
Translation differences	0	0
Current service cost	11	10
Interest cost	3	2
Actuarial losses and gains	(123)	(36)
Benefits paid	(5)	(4)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	208	322
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	88
Net defined benefit liability (asset) at end of period	137	88
Brazil | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	549	643
Translation differences	74	5
Current service cost	3	4
Interest cost	54	48
Actuarial losses and gains	(10)	(115)
Benefits paid	(48)	(36)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	622	549
Hispam | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	67
Net defined benefit liability (asset) at end of period	64	67
Hispam | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	67	74
Translation differences	(7)	(4)
Current service cost	4	2
Interest cost	6	7
Actuarial losses and gains	3	(4)
Benefits paid	(4)	(4)
Plan curtailments	(3)	(22)
Other movements	(2)	18
Net defined benefit liability (asset) at end of period	64	67
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	7
Net defined benefit liability (asset) at end of period	1	7
Others | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	22	19
Translation differences	1	1
Current service cost	1	1
Interest cost	0	0
Actuarial losses and gains	0	1
Benefits paid	(1)	(1)
Plan curtailments	0	0
Other movements	(4)	1
Net defined benefit liability (asset) at end of period	€ 19	€ 22